CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Summary of Condensed Balance Sheets of the Parent Company (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.000005	$ 0.000005			$ 0.0001
Common Stock, Shares Authorized	20,000,000,000	20,000,000,000	20,000,000,000	20,000,000,000	500,000,000
Treasury Stock, Shares	140,393,870	12,255,830
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.000005	$ 0.000005
Common Stock, Shares Authorized	20,000,000,000	20,000,000,000
Treasury Stock, Shares	140,393,870	12,255,830
Parent Company [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Shares, Issued	1,208,831,222	1,208,831,222
Common Stock, Shares, Outstanding	1,068,437,352	1,196,575,392
Parent Company [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Shares, Issued	949,960,000	949,960,000
Common Stock, Shares, Outstanding	949,960,000	949,960,000